RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTIES

NOTE 36 — RELATED PARTIES

Relationships	Name of related party

Board members and key management	Roger James Hamilton Eva Mantziou
Suraj Naik
Gaurav Dama Mr Gary M Pattinson Ian Putter
Thomas Putter Eduardo Huerto Mercado Simon Zutshi
Lilian Niemann Angela Stead
Jeff Hays Patrick Gentempo
Related entity	GeniusU Web Services Pvt Ltd PT XL Vision Villas Bali Entrepreneur Resorts Limited
Wooden Fish Village
Health 360 Pte Ltd
The Genius Movement Pte Ltd
World Game Pte Ltd
Evcos Pte Ltd
Health Dynamics
Wealth Dynamics America
BG2 Ltd
BG3 Ltd
BG4 Ltd
BMV Finance
Crowd Property
Hatfield House
Property Mastermind International
Zutshi LLP
Throckley
Magic Spark

See Note 22 — Loans Payable, Related Parties for information on related party balances.